Fair value gain on embedded derivatives	12 Months Ended
Dec. 31, 2024
Embedded derivatives [Abstract]
Fair value gain on embedded derivatives
8. Fair value gain on embedded derivatives

	For the years ended,
	December 31, 2024	December 31, 2023	December 31, 2022
	$	$	$
Fair value gains on embedded derivatives	5,771,000	-	-
Total	5,771,000	-	-
On December 31, 2024, the embedded derivative liability component of the convertible debentures as disclosed in Note 22, was reassessed to be $20,768,000 using the same valuation methods and approach as on initial recognition. The decrease in fair value of $5,771,000 is largely due to a decrease in share price of Lifezone, passage of time and market credit spreads decreasing. The resulting $5,771,000 fair value decrease has been recognized as a gain in our consolidated statement of comprehensive loss.
22. Hybrid Financial Instruments: Convertible debentures with embedded derivatives
On March 27, 2024, Lifezone completed a $50.0 million non-brokered private placement of unsecured convertible debentures. These unsecured convertible debentures have been issued to a consortium of marquee mining investors, led by Harry Lundin (Bromma Asset Management Inc.) and Rick Rule. Proceeds of the unsecured convertible debentures will be used to advance the Kabanga Nickel Project and for general corporate and administrative purposes.
The unsecured convertible debentures bear interest over a 48-month term, payable quarterly, at a rate of SOFR plus 4.0% per annum, subject to a SOFR floor of 3.0%. The unsecured convertible debentures can be redeemed early by Lifezone, subject to the achievement of certain conditions, at a price of 105% plus interest otherwise payable to the maturity date March 27, 2028.
Interest is payable in cash until Lifezone has a Form F-3 registration statement declared effective by the SEC. The Form F-3 was declared effective on August 16, 2024. Following the effectiveness of the Form F-3, one third of the applicable interest payment is made by the issue of the equivalent value in shares (the “Interest Shares”) at a price per Interest Share equal to a 7.5% discount to the VWAP for the five Trading Days preceding the quarterly interest payment date. In the event that the VWAP for the five Trading Days preceding the applicable calculation date is $4.00 or below, Lifezone shall satisfy its obligation to pay interest on the unsecured convertible debentures in cash. The remaining two thirds of the applicable interest payment is a payment-in-kind accrual. Upon the second anniversary of the unsecured convertible debentures, all outstanding accrued interest is to be repaid in cash to the holders. Lifezone paid $1,796,105 of cash interest, $553,286 of interest in the form of 89,181 newly issued shares and accrued $3,690,136 interest for the year ended December 31, 2024.
The unsecured convertible debentures are convertible into Lifezone Ordinary Shares at the option of the holder at a price of $8.00 per share and are subject to customary adjustments (the “Conversion Right”). The conversion price was determined on the closing date based on the lesser of a 30% premium to a trailing period VWAP and $8.00 per share.
Mandatory conversion might occur if Lifezone’s share price is greater than 50% above the conversion price for any 15 Trading Days within a 30 consecutive Trading Days period.
The unsecured convertible debentures were determined to be a hybrid financial liability, comprising a host debt instrument and two embedded derivatives, the Conversion Right and the Interest Shares, with both having economic characteristics and risks different to the host debt instrument. In other words, they are not closely related to the non-derivative host debt instrument given their value changes with the value of Lifezone shares, while the host liability changes in relationship to a reference borrowing index (in this case SOFR).
The host debt instrument is classified and measured at amortized cost, while the embedded derivatives are accounted for separately at fair value through profit or loss.
On initial recognition, Lifezone used the residual value method to allocate the principal amount of the debentures between the two components: host debt instrument and embedded derivatives. The fair value of the embedded derivative liability was valued first, followed by the residual amount assigned to the host debt instrument.
Transaction costs are required to be apportioned between the host debt instrument and the embedded derivatives in proportion to their value, with the share of transaction costs linked to the host debt instrument subtracted from the carrying amount at initial recognition. Transaction costs comprised $352,348 of legal costs paid by Lifezone. As the unsecured convertible debentures were non-brokered, no success fees were payable. 53.0% of the total transaction costs related to the embedded derivatives were expensed on recognition to the statement of comprehensive loss. The remaining transaction costs relating to the host debt instrument are included in the carrying amount of the liability component and are amortized over the life of the convertible debentures using the effective interest method.
The issuance discount of $750,000 equal to 1.5% of the aggregate principal amount of the unsecured convertible debentures is included in the carrying amount of the host instrument and amortized over the life of the convertible debentures using the effective interest method.
The fair value of the Conversion Right was independently estimated by a third party valuation expert using the Finite Difference Method and the Share Interest feature was estimated using the Monte Carlo Simulations.
Key Inputs

Valuation Date	March 27, 2024
Maturity Date	March 27, 2028, term of 4 years
Risk-free Rate	Zero coupon curve based on United States Dollar Swap rates as of March 27, 2024
Share Price	$7.75, based on Lifezone's March 27, 2024, closing share price on the NYSE
Equity Volatility	65%, selected based on review of the volatility (rounded) of a group of peer companies
Dividend Yield	Assumed at 0% as Management does not expect dividends to be distributed during the term of the Debenture
Interest Rate	Forward SOFR + 4.0%, subject to a SOFR floor of 3.0%, 30/360 basis
Conversion Price	$8.00
Conversion Cap	$12.00
Credit Spread	17.5% based on an estimated market-based unsecured rate for Lifezone and consideration of calibrating the FV of the Debentures to 98.5% of par
At initial recognition, the $50.0 million was bifurcated into its host debt instrument and the two embedded derivative liability components. The embedded derivative liability component was assessed to be $26.5 million with the large majority of the value linked to the Conversion Right. The remaining $23.5 million are thus ascribed to the host debt instrument, before adjustment for transaction costs. During the life of the convertible debenture, it can be expected that fluctuations of the Lifezone share price will lead to changes in the value of combined derivative liability, potentially resulting in a significantly higher and more volatile expense pattern in profit or loss. Both components are recorded as a liability with the debt host portion recorded on an amortized cost basis using an effective interest rate of 33.8%.
The high value of the combined embedded derivative liability and the resulting high effective interest rate are driven by, among other factors, the share price trading close to the conversion price at inception, an assumed volatility of 65% and a long (4-year) term.
The effective interest rate is the rate that exactly discounts the estimated future cash flows (interest and principal payments) over the 4-year term of the financial instrument to the net carrying amount of the financial liability. The amortization of the host debt instrument is included in finance costs in the statement of profit and loss and other comprehensive income.
The conversion feature may be exercised by the holder at any time, meaning that Lifezone does not have the right to defer settlement of the liability, including any unpaid interest, for more than twelve months from the date of this report. Consequently, all liability elements of the unsecured convertible debentures are classified as current, irrespective of how many years are left until maturity of the instrument.
On December 31, 2024, the fair value of the embedded derivative liability component was reassessed to be $20.8 million, with the large majority of the value linked to the Conversion Right. The decrease in fair value of $5,771,000 is largely due to the decrease in share price of Lifezone, passage of time and market credit spreads decreasing. The resulting $5,771,000 fair value decrease has been recognized as a gain in the consolidated statement of comprehensive loss. On December 31, 2024, the fair value of the embedded derivative liability is categorized as Level 3 in the fair value hierarchy.

Debenture host debt instrument	$
As at January 1, 2024	-
Additions	23,461,000
OID and Transaction issuance cost	(915,328)
Interest accrued	6,039,527
Interest paid in shares	(553,286)
Interest paid in cash	(1,796,105)
As at December 31, 2024	26,235,808

Embedded derivatives	$
At January 1, 2024	-
Additions	26,539,000
Fair value reassessment	(5,771,000)
As at December 31, 2024	20,768,000

Total Convertible debentures with embedded derivatives	47,003,808